Fees Summary	Oct. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,000,000
Previously Paid Amount	0.00
Total Fee Amount	2,449.60
Total Offset Amount	0.00
Net Fee	2,449.60
Narrative - Max Aggregate Offering Price	$ 16,000,000
Final Prospectus	true